Related Party Transactions	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

On October 1, 2020, the Company’s CEO (also the president) entered into an office rental agreement with Xunrui. Pursuant to the agreement, the Company rents an office in Harbin city with a total payment of approximately $24,050 from October 1, 2020 through September 30, 2021. On October 1, 2021, Xunrui entered a new seven-month lease for this location with the Company’s CEO for total rent of approximately $14,690. The lease expired on April 30, 2022. On May 1, 2022, Xunrui entered a new one-year lease agreement for this office with the Company’s CEO for an annual rent of approximately $35,120, the Company was required to pay the rent before April 30, 2023. On May 1, 2023, Xunrui entered a new one-year lease agreement for this office location with the Company’s CEO for an annual rent of approximately $39,144, the Company is required to pay the rent before April 30, 2024. On May 1, 2024, Xunrui entered a new one-year lease agreement for this office location with the Company’s CEO for an annual rent of approximately $39,657, the Company is required to pay the rent before April 30, 2025. On September 10, 2024, the Company signed a rent reduction agreement with the Company’s CEO, reducing the annual rent for the period from May 1, 2022, to April 30, 2025, to approximately $7,026, The Company is required to pay the rent before April 30, 2025. On June 24, 2025, the Company paid all the outstanding rents up to April 30, 2025 to the CEO. On May 1, 2025, Xunrui entered a new one-year lease agreement for this office location with the Company’s CEO for an annual rent of pproximately $6,983, the Company is required to pay the rent before April 30, 2026. On May 1, 2026, Xunrui entered a new one-year lease agreement for this office location with the Company’s CEO for an annual rent of approximately $6,983, the Company is required to pay the rent before April 30, 2027. The rental expense for this office location was $6,983, $6,983 and $39,657 (without rent reduction occurred on September 10, 2024), respectively, for the years ended June 30, 2026, 2025 and 2024.

On July 1, 2022, the Company entered a one-year lease for two cars with the Company’s CEO for each car’s monthly rent of approximately $2,636 and approximately $2,876, respectively. On July 1, 2023, the Company entered a new one-year lease for two cars with the Company’s CEO for each car’s monthly rent of approximately $2,491 and approximately $2,768, respectively. On July 1, 2024, the Company entered a new one-year lease for two cars with the Company’s CEO for each car’s monthly rent of approximately $2,524 and approximately $2,804, respectively. On December 10, 2024, the Company’s CEO entered into an agreement with the Company to waive the payment of rental expenses of both vehicles for the outstanding balance up to June 30, 2025. The Company recorded such waive as shareholder’s capital contribution to the Company because the CEO is also the major shareholder of the Company. On July 1, 2025, the Company entered a new one-year lease of one car with the Company’s CEO for monthly rent of approximately $2,525. The rental expense for those agreements was $30,842,  $63,688 and $63,932, respectively, for the years ended June 30, 2026, 2025 and 2024.

On September 1, 2022, the Company entered a six-month lease for senior officers’ dormitory in Beijing for a total rent of approximately $13,355, payable every three months in advance. On March 1, 2023, the Company entered a new six-month lease for a total rent of approximately $12,621, payable every three months in advance. On September 1, 2023, the Company entered a new one-year lease for a monthly rent of approximately $1,743, payable every three months in advance. On September 1, 2024, the Company entered a three-month lease for a monthly rent of approximately $1,756, payable in advance. The lease was not renewed at maturity. The rental expense for this lease was $11,984, $10,475 and $21,787 for the years ended June 30, 2026, 2025 and 2024, respectively.

From July 23, 2025, to September 19, 2025, the Company entered into three loan agreements with its CEO for a total amount of approximately $130,885, with repayment due by December 31, 2025. These loan bore no interest. During the years ended June 30, 2026, the Company repaid $124,780 of these loans. On December 31, 2025, two of the loan agreements were repaid in full, and the remaining one was renewed to December 31, 2026.

The Company’s subsidiary, Shuhai Jingwei, uses a vehicle provided without charge by Li Junying, the spouse of shareholder Liu Fu, under an agreement covering September 1, 2024 through August 31, 2026. Based on an estimated fair market rental value of RMB 9,000 (approximately $1,285) per month, the Company recognized annual general and administrative expenses of RMB 108,000 (approximately $15,421), with an equivalent capital contribution recorded in additional paid-in capital.

Due to related parties

As of June 30, 2026 and 2025, the Company had amounts due to related parties of $52,024 and $6,126, respectively. These balances primarily represent expenses paid on behalf of the Company by the Chief Executive Officer. The amounts are non-interest bearing and payable on demand.

Shares Issued for Acquiring Intangible Assets from Related Parties

On August 9, 2024, the Company entered into an intellectual property purchase agreement with Ms. Zhixin Liu, the Company’s Chairwoman and CEO, pursuant to which Ms. Zhixin Liu transferred to the Company two intangible assets (software copyrights) owned by her personally, with a purchase price of approximately US $837,743. The Compensation Committee of The Board of Directors has decided to grant Zhixin Liu 398,925 restricted shares for the purchase of this software.

On August 9, 2024, the Company entered into an intellectual property purchase agreement with Mr. Fu Liu, the Company’s director of board, pursuant to which Mr. Fu Liu transferred to the Company two intangible assets (software copyrights) owned by himself, with a purchase price of approximately US $837,743. The Compensation Committee of The Board of Directors has decided to grant Fu Liu 398,925 restricted shares for the purchase of this software.

On April 1, 2025, the Company entered into an intellectual property purchase agreement with Mr. Fu Liu, the Company’s director of board, pursuant to which Mr. Fu Liu transferred to the Company two intangible assets (software copyrights) owned by himself, with a purchase price of approximately US $834,85. The Compensation Committee of The Board of Directors has decided to grant Fu Liu 369,403 restricted shares for the purchase of this software.

On November 20, 2025, the Company entered into an intellectual property purchase agreement with Mr. Fu Liu, the Company’s director, pursuant to which Mr. Fu Liu transferred to the Company intangible assets (software copyrights) owned by himself, with a purchase price of approximately US $704,225. The Compensation Committee of The Board of Directors decided to grant Fu Liu 533,504 restricted shares for the purchase of the software.

On November 20, 2025, the Company entered into an intellectual property purchase agreement with Ms. Zhixin Liu, the Company’s director and CEO, pursuant to which Ms. Zhixin Liu transferred to the Company intangible assets (software copyrights) owned by herself, with a purchase price of approximately US $1,112,676. The Compensation Committee of The Board of Directors decided to grant Zhixin Liu 842,936 restricted shares for the purchase of the software.

The transfers of nonmonetary assets to a company by its promoters or major shareholders in exchange for stock was recorded at the transferor’s historical cost basis. In addition, the transferor’s historical cost of the patents they contributed is not determinable as there are no books or records maintained for the costs of developing these patents. Accordingly, the Company recorded the transaction at a nominal value, with credit to common stock at par value and the excess credited to additional paid-in capital.